Consolidated Statements of Stockholders Equity (Deficiency) - USD ($)	Common Stock [Member]	Preferred Stock [Member]	Paid-In Capital [Member]	Non Controlling Interest [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income [Member]	Total
Balance at Sep. 30, 2014	$ 53,837	$ 3,000	$ 8,494,962	$ 108,780	$ (10,225,051)	$ 55,022	$ (1,509,450)
Balance, Shares at Sep. 30, 2014	53,837,485	3,000,000
Discount on convertible promissory note
Repayment of convertible loans @ .001 per share of common stock	$ 2,560						$ 2,560
Repayment of convertible loans @ .001 per share of common stock,Shares	2,560,000
Prior Period adjustment				3	529,486	$ (55,022)	474,467
Repayment of convertible loans @ .001 per share of common stock	$ 2,000						2,000
Repayment of convertible loans @ .001 per share of common stock, Shares	2,000,000
Repayment of convertible loans @ .001 per share of common stock	$ 2,000						2,000
Repayment of convertible loans @ .001 per share of common stock, Shares	2,000,000
Common stock issued - Warren Sheppard	$ 3,002		696,998				700,000
Common Stock issued - Warren Sheppard, Shares	3,001,702
Common Stock issued - Five Arrows	$ 14,000						14,000
Common Stock issued - Five Arrows, Shares	14,000,000
Prior Period adjustment - Investment in Aqua Mining			(40,000)				(40,000)
Sold subsidiary consolidated reversals				(108,780)			(108,780)
Adjustment of sold subsidiary					(501)		(501)
Exchange rate variation				(928)	2		(926)
Net Income (Loss)				(62,456)	(1,290,613)		(1,353,993)
Balance at Sep. 30, 2015	$ 77,399	$ 3,000	9,151,960	(63,381)	(10,986,677)		(1,817,699)
Balance, Shares at Sep. 30, 2015	77,399,187	3,000,000
Net Income (Loss)				(4,546)	(398,919)		(403,465)
Balance at Dec. 31, 2015	$ 77,399	$ 3,000	$ 9,151,960	$ (67,927)	$ (11,385,596)		$ (2,221,164)
Balance, Shares at Dec. 31, 2015	77,399,187	3,000,000